Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Long-term Federal Home Loan Bank advances	$ 125,000,000	$ 125,000,000
Maturities, from	2029-05
Maturities, to	2029-10
Outstanding letters of credit with FHLB	$ 20,000,000	20,000,000
FHLB borrowings collateralized by residential mortgage loans	217,500,000	$ 369,750,000
FHLB maximum borrowing capacity	612,308,000
FHLB remaining borrowing capacity	467,308,000
Putable Option [Member] | Advances One [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB advances	$ 75,000,000
FHLB puttable date	Oct. 22, 2020
Putable Option [Member] | Advances Two [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB advances	$ 50,000,000
FHLB puttable date	May 23, 2024
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from May 2029 through October 2029, fixed rates	1.03%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from May 2029 through October 2029, fixed rates	2.05%
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from May 2029 through October 2029, fixed rates	1.44%